COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2017	2018
Guarantees
Financial, labor-related, tax and rental transactions	156,579	125,422
Contractual obligations	165,624	257,844
Other	30	20
Total	322,233	383,286

Disclosure of finance lease and operating lease by lessee [text block]
	Thousands of U.S. dollars
	Net carrying amount of asset
	2017	2018
Finance leases
Furniture, tools and other tangible assets	6,619	4,815
Plant and machinery	1,847	983
Total	8,466	5,798

	Thousands of U.S. dollars
	2017	2018
Up to 1 year	63,178	41,217
Between 1 and 5 years	124,913	81,735
More than 5 years	52,021	30,376
Total	240,112	153,328